10. DERIVATIVE LIABILITY (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Total Secured Convertible Debenture
Balance at beginning of period	$ 2,794	$ 2,118
Additions to derivative instruments	2,824	3,780
Change in fair market value of the derivative liability	(1,917)	(3,104)
Balance at end of period	$ 3,701	$ 2,794